GROUP STRUCTURE (Details 10)	12 Months Ended
	Dec. 31, 2022
Argentinian Production 1 [Member]
IfrsStatementLineItems [Line Items]
Joint operation name	Río Neuquén
Operator name	YPF
Duration up to	2027/2051
Argentinian Production 1 [Member] | Minimum [Member]
IfrsStatementLineItems [Line Items]
Direct participation	3142.00%
Argentinian Production 1 [Member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Direct participation	3307.00%
Argentinian Production 2 [Member]
IfrsStatementLineItems [Line Items]
Joint operation name	Sierra Chata
Direct participation	4555.00%
Operator name	PAMPA
Location	Neuquén
Duration up to	2053
Argentinian Production 3 [Member]
IfrsStatementLineItems [Line Items]
Joint operation name	El Mangrullo
Direct participation	10000.00%
Operator name	PAMPA
Location	Neuquén
Duration up to	2053
Argentinian Production 4 [Member]
IfrsStatementLineItems [Line Items]
Joint operation name	La Tapera - Puesto Quiroga
Direct participation	3567.00%
Operator name	Tecpetrol
Location	Chubut
Duration up to	2027
Argentinian Production 5 [Member]
IfrsStatementLineItems [Line Items]
Joint operation name	El Tordillo
Direct participation	3567.00%
Operator name	Tecpetrol
Location	Chubut
Duration up to	2027
Argentinian Production 6 [Member]
IfrsStatementLineItems [Line Items]
Joint operation name	Aguaragüe	[1]
Direct participation	1500.00%	[1]
Operator name	Tecpetrol	[1]
Duration up to	2023/2027	[1]
Location	Salta	[1]
Argentinian Production 7 [Member]
IfrsStatementLineItems [Line Items]
Joint operation name	Gobernador Ayala
Direct participation	2251.00%
Operator name	Pluspetrol
Location	Mendoza
Duration up to	2036
Argentinian Production 8 [Member]
IfrsStatementLineItems [Line Items]
Joint operation name	Anticlinal Campamento	[2]
Direct participation	1500.00%	[2]
Operator name	Oilstone	[2]
Location	Neuquén	[2]
Duration up to	2026	[2]
Argentinian Production 9 [Member]
IfrsStatementLineItems [Line Items]
Joint operation name	Estación Fernández Oro	[3]
Direct participation	1500.00%	[3]
Operator name	YPF	[3]
Location	Río Negro	[3]
Duration up to	2026	[3]
Argentinian Production 10 [Member]
IfrsStatementLineItems [Line Items]
Joint operation name	Río Limay este (Ex Senillosa)	[4]
Direct participation	8500.00%	[4]
Operator name	PAMPA	[4]
Location	Neuquén	[4]
Duration up to	2040	[4]
Argentinian Production 11 [Member]
IfrsStatementLineItems [Line Items]
Joint operation name	Veta Escondida y Rincón de Aranda
Direct participation	5500.00%
Operator name	PAMPA
Location	Neuquén
Duration up to	2027
Argentinian Production 12 [Member]
IfrsStatementLineItems [Line Items]
Joint operation name	Rincón del Mangrullo
Direct participation	5000.00%
Operator name	YPF
Location	Neuquén
Duration up to	2052
Argentinian Production 13 [Member]
IfrsStatementLineItems [Line Items]
Joint operation name	Los Blancos (ex Chirete)
Direct participation	5000.00%
Operator name	High Luck Group Limited
Location	Salta
Duration up to	2045
Argentinian Exploration 1 [Member]
IfrsStatementLineItems [Line Items]
Joint operation name	Parva Negra Este	[5]
Direct participation	4250.00%	[5]
Operator name	PAMPA	[5]
Location	Neuquén	[5]
Duration up to	2019	[5]
Argentinian Exploration 2 [Member]
IfrsStatementLineItems [Line Items]
Joint operation name	Río Atuel	[6]
Direct participation	3333.00%	[6]
Operator name	Petrolera El Trebol	[6]
Location	Mendoza	[6]
Duration up to	2023	[6]
Argentinian Exploration 3 [Member]
IfrsStatementLineItems [Line Items]
Joint operation name	Borde del Limay	[7]
Direct participation	8500.00%	[7]
Operator name	PAMPA	[7]
Location	Neuquén	[7]
Duration up to	2015	[7]
Argentinian Exploration 4 [Member]
IfrsStatementLineItems [Line Items]
Joint operation name	Los Vértices	[7]
Direct participation	8500.00%	[7]
Operator name	PAMPA	[7]
Location	Neuquén	[7]
Duration up to	2015	[7]
Argentinian Exploration 5 [Member]
IfrsStatementLineItems [Line Items]
Joint operation name	Las Tacanas Norte	[8]
Direct participation	9000.00%	[8]
Operator name	PAMPA	[8]
Location	Neuquén	[8]
Duration up to	2023	[8]

[1]	On February 3, 2023, an agreement for a 10-year extension of the concession was signed with the enforcement authority. The Provincial Executive Order ratifying this agreement is pending publication.
[2]	Direct participation in 9 wells. On January 19, 2023, the Company accepted Oilstone Energía S.A.’s offer to terminate its rights and obligations under the investment agreement, the Joint Venture and the operating agreement of the block, effective from January 1, 2023.
[3]	Direct participation in 13 wells.
[4]	On January 2, 2023, the environmental remediation plan was approved by the Province of Neuquén’s Subsecretariat of Environment, a necessary preliminary step to relinquish the block.
[5]	A contractual continuity plan was submitted (see details below).
[6]	Pursuant to Resolution No. 1,787/22 of the Province of Mendoza’s Ministry of Economy and Energy, the granting of a lot under evaluation, requested by Phoenix Global Resources —Petrolera El Trébol’s controlling company— and the Company on April 6, 2022, was approved until August 31, 2023.
[7]	Under process of relinquishment to the province.
[8]	On January 4, 2023, the exploration period terminated, and the Company’s rights and obligations over the area expired.